Transactions With Party-in-Interest (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at Fair Value	$ 84,380,743	$ 68,565,542
PROG Holdings, Inc. Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares of Company common stock owned by the Plan (in shares)	20,092	18,931
Investments at Fair Value	$ 592,533	$ 800,029